LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Long-term debt comprises:

(In thousands of U.S. dollars)	Dec 31, 2012	June 30, 2013

Government loans for R&D projects (a)	4,696	4,633
Acquisition liability contingent consideration (b)	24,063	46,039
Acquisition liability note (b)	5,713	9,803
Acquisition liability warrant consideration (b)	2,157	7,583
Facility agreement (c)	-	12,101
Royalty agreement (c)	-	4,614
Total	36,629	84,772
Current portion	3,351	6,797
Long-term portion	33,278	77,975

(a) French government agencies provide financing to French companies for research and development. At December 31, 2012 and June 30, 2013, the Company had outstanding loans of $4,696,000 and $4,633,000, respectively for various programs. These loans do not bear interest and are repayable only in the event the research project is technically or commercially successful. Potential repayment is scheduled to occur from 2013 through 2019.

(b) The Acquisition liability relates to the acquisition by the Company on March 13, 2012, through its wholly owned subsidiary Flamel US Holdings, Inc., or Flamel US, all of the membership interests of Éclat Pharmaceuticals, LLC. In exchange for all of the issued and outstanding membership interests of Éclat Pharmaceuticals, Flamel US provided consideration consisting of:

⋅	a $12 million senior, secured six-year note that is guaranteed by the Company and its subsidiaries and secured by the equity interests and assets of Éclat;
⋅	two warrants to purchase a total of 3,300,000 American Depositary Shares, each representing one ordinary share of Flamel (“ADSs”); and
⋅
a commitment to make earn out payments of 20% of any gross profit generated by certain Éclat Pharmaceuticals launch products and to pay 100% of any gross profit generated by Hycet® up to a maximum of $1 million. The company subsequently sold the Hycet® assets in November 2013. The Purchase Agreement also contains certain representations and warranties, covenants, indemnification and other customary provisions.

As of June, 2013, the fair value of the note was estimated using a probability-weighted discounted cash flow model. This fair value measurement is based on significant inputs not observable in the market and thus represents a level 3 measurement as defined in ASC 820. The key assumptions are as follows: 20% discount rate, 100% probability of success (63 % as of March 2013). The note has no early redemption premium.

The fair value of the warrants was determined by using a Black-Scholes option pricing model with the following assumptions:

	Three months ended June 30, 2012	Three months ended June 30, 2013
Share price	$4.40	$6.14
Risk-free interest rate	1.00%	1.41%
Dividend yield	-	-
Expected volatility	56.26%	54.0%
Expected term	6.0 years	4.8 years

Pursuant to guidance of ASC 815-40-15-7(i), the Company determined that the Warrants issued in March 2012 as consideration for the acquisition of Éclat could not be considered as being indexed to the Company’s own stock, on the basis that the exercise price for the warrants is determined in U.S. dollars, although the functional currency of the Company is the Euro. The Company determined that these warrants should be accounted as a debt instrument.

As of June 30, 2013, the deferred consideration fair value was estimated by using a discounted cash flow model based on probability adjusted annual gross profit of each of the Éclat Pharmaceuticals products. A discount rate of 20% has been used, except for Hycet for which a discount rate of 13% has been retained.

(c) On February 4, 2013 the Company concluded a $15 million debt financing transaction (Facility Agreement) with Deerfield Management, a current shareholder. Subject to certain limitations, the Company may use the funds for working capital, including continued investment in its research and development projects.

Schedule Of Fair Value Assumptions Of Warrant [Table Text Block]
The fair value of the warrants was determined by using a Black-Scholes option pricing model with the following assumptions:

	Three months ended June 30, 2012	Three months ended June 30, 2013
Share price	$4.40	$6.14
Risk-free interest rate	1.00%	1.41%
Dividend yield	-	-
Expected volatility	56.26%	54.0%
Expected term	6.0 years	4.8 years

Schedule of Maturities of Long-term Debt [Table Text Block]
Total future payments on long-term debt for the next five years ending December 31 (assuming the underlying projects are commercially or technically successful for governmental research loans) are as follows:

(In thousands of U.S. dollars)	June 30, 2013

2013	8,026
2014	20,916
2015	28,774
2016	25,774
2017	17,785

101,275